Short-term Bank Loans - Additional Information (Detail) ¥ in Thousands, $ in Thousands	Dec. 31, 2017 CNY (¥)	Dec. 31, 2017 USD ($)	Dec. 31, 2016 CNY (¥)	Dec. 31, 2015 CNY (¥)
Short-term Debt [Line Items]
Short-term bank loan	¥ 266,019	$ 40,886	¥ 65,000	¥ 0
Weighted average interest rate	4.68%	4.68%	5.24%	0.00%